787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

August 19, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Aberdeen Funds
Securities Act File No. 333-175611
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the definitive forms of Combined Proxy Statement/Prospectus and Statement of Additional Information, dated August 19, 2011, do not differ from the forms of Combined Proxy Statement/Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”) electronically filed with the Securities and Exchange Commission on August 18, 2011.  The Amendment became effective immediately upon filing.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

NEW YORK  WASHINGTON  PARIS  LONDON  MILAN  ROME  FRANKFURT  BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh